Growth Portfolio
Schedule of Investments (unaudited)
As of September 30, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.1%)
Communication Services (14.7%)
*	Alphabet Inc. Class C	34,329	91,497
*	Facebook Inc. Class A	128,686	43,675
*	ZoomInfo Technologies Inc. Class A	335,708	20,542
*	Snap Inc. Class A	204,262	15,089
*	Match Group Inc.	68,745	10,792
*	Walt Disney Co.	55,185	9,336
			190,931
Consumer Discretionary (13.2%)
*	Amazon.com Inc.	24,290	79,794
*	Airbnb Inc. Class A	113,956	19,116
*	Lululemon Athletica Inc.	40,012	16,193
*	DraftKings Inc. Class A	300,267	14,461
	TJX Cos. Inc.	204,430	13,488
*	Booking Holdings Inc.	4,224	10,027
*	Hilton Worldwide Holdings Inc.	72,635	9,596
*	Burlington Stores Inc.	33,341	9,454
			172,129
Consumer Staples (2.5%)
	Constellation Brands Inc. Class A	95,360	20,092
*	Monster Beverage Corp.	143,601	12,756
			32,848
Financials (5.3%)
	S&P Global Inc.	32,218	13,689
	MarketAxess Holdings Inc.	28,989	12,196
	Blackstone Inc.	99,594	11,587
	American Express Co.	59,824	10,022
	Marsh & McLennan Cos. Inc.	60,941	9,228
*	Markel Corp.	5,494	6,566
*	Coinbase Global Inc. Class A	24,001	5,460
			68,748
Health Care (7.3%)
	UnitedHealth Group Inc.	49,330	19,275
*	Boston Scientific Corp.	374,772	16,261
*	Illumina Inc.	39,378	15,972
*	ABIOMED Inc.	48,092	15,655
*	Seagen Inc.	73,917	12,551
	Zoetis Inc.	47,363	9,195
*	Mettler-Toledo International Inc.	4,109	5,660
			94,569
Industrials (5.9%)
	TransUnion	204,275	22,942

		Shares	Market Value ($000)
*	Copart Inc.	119,548	16,584
	Northrop Grumman Corp.	29,629	10,671
	IHS Markit Ltd.	80,693	9,410
*	Uber Technologies Inc.	153,350	6,870
*	Airbus SE ADR	200,235	6,686
	IDEX Corp.	13,028	2,696
*,1	Legalzoom.com Inc.	18,400	486
			76,345
Information Technology (49.8%)
	Microsoft Corp.	376,966	106,274
	Apple Inc.	674,379	95,425
	Mastercard Inc. Class A	108,291	37,651
*	PayPal Holdings Inc.	128,314	33,389
*	salesforce.com Inc.	107,674	29,203
*	Advanced Micro Devices Inc.	262,073	26,967
*	Adobe Inc.	46,794	26,940
	Global Payments Inc.	134,625	21,214
	Fidelity National Information Services Inc.	166,648	20,278
*	ServiceNow Inc.	32,190	20,031
*	FleetCor Technologies Inc.	73,256	19,140
*	Autodesk Inc.	66,011	18,824
	Microchip Technology Inc.	115,575	17,740
*	Square Inc. Class A	70,820	16,985
*	Workday Inc. Class A	66,573	16,636
	Visa Inc. Class A	71,536	15,935
	NVIDIA Corp.	75,072	15,552
	Intuit Inc.	28,245	15,238
*	Avalara Inc.	85,565	14,954
*	Affirm Holdings Inc.	102,378	12,196
	Marvell Technology Inc.	180,036	10,858
*	nCino Inc.	147,545	10,480
*	Snowflake Inc. Class A	32,451	9,814
*	Shopify Inc. Class A (XTSE)	5,894	7,991
*	UiPath Inc. Class A	143,985	7,575
*	DocuSign Inc. Class A	23,539	6,060
	CDW Corp.	27,567	5,018
	Monolithic Power Systems Inc.	9,797	4,748
*	Ceridian HCM Holding Inc.	25,121	2,829
*	Qualtrics International Inc. Class A	17,400	744
			646,689
Real Estate (0.4%)
	Equinix Inc.	6,770	5,349
Total Common Stocks (Cost $940,450)			1,287,608
Preferred Stocks (0.0%)
*,2,3	WeWork Pfd. D1 PP (Acquired 12/1/14, Cost $185)	11,101	83
*,2,3	WeWork Pfd. D2 PP (Acquired 12/1/14, Cost $261)	15,678	117
Total Preferred Stocks (Cost $446)			200
Temporary Cash Investments (1.1%)
Money Market Fund (0.1%)
[4,5]	Vanguard Market Liquidity Fund, 0.068%	4,885	488

	Face Amount ($000)	Market Value ($000)
Repurchase Agreement (1.0%)
Bank of America Securities LLC 0.050%, 10/1/21 (Dated 9/30/2021, Repurchase Value $13,400,000, collateralized by U.S. Treasury Note/Bond 0.125%, 10/15/23, with a value of $13,668,000)	13,400	13,400
Total Temporary Cash Investments (Cost $13,889)		13,888
Total Investments (100.2%) (Cost $954,785)		1,301,696
Other Assets and Liabilities—Net (-0.2%)		(1,971)
Net Assets (100%)		1,299,725
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $459,000.
2	Perpetual security with no stated maturity date.
3	Restricted securities totaling $200,000, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $487,000 was received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The portfolio had no open futures contracts at September 30, 2021.
D. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of September 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,287,608	—	—	1,287,608
Preferred Stocks	—	200	—	200
Temporary Cash Investments	488	13,400	—	13,888
Total	1,288,096	13,600	—	1,301,696